Supplementary Cash Flow Information - Non-Cash Working Capital (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure Of Supplementary Cash Flow Information [Line Items]
Current assets	$ 15,321		$ 15,321		$ 11,988
Current Liabilities	8,865		8,865		7,305
Working Capital	6,456		6,456		4,683
Adjusted working capital	6,100		6,100		3,800
Investments in joint ventures accounted for using equity method, current					1,300
Contingent Payment	0		0		236
Accounts Receivable and Accrued Revenues	282	$ (221)	(1,627)	$ (874)
Income Tax Receivable	8	4	23	13
Inventories	(505)	(406)	(1,310)	(1,014)
Accounts Payable and Accrued Liabilities	(388)	237	1,159	640
Income Tax Payable	591	(3)	803	(45)
Total Non-Cash Working Capital	(12)	(389)	(952)	(1,280)
Net Change in Non-Cash Working Capital - Operating Activities	(92)	(430)	(1,291)	(1,332)
Net Change in Non-Cash Working Capital - Investing Activities	80	$ 41	339	$ 52
Liabilities Related to Assets Held for Sale	$ 119		$ 119		$ 186